Debt (Subordinated debt) (Details) - Subordinated $ in Thousands	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Amount outstanding	$ 2,250,000
ECAPS Subordinated Notes (a)
Debt Instrument [Line Items]
Amount outstanding	$ 1,000,000
Weighted average interest rate	3.33%
2045 Subordinated Notes
Debt Instrument [Line Items]
Amount outstanding	$ 500,000
Weighted average interest rate	6.50%
2079 Subordinated Notes
Debt Instrument [Line Items]
Amount outstanding	$ 750,000
Weighted average interest rate	5.88%